Subsequent Events (Details) - Subsequent Event [Member]	May 28, 2025 USD ($) $ / shares shares
Subsequent Events [Line Items]
Common stock share par value	$ 0.001
Ordinary share new par value	0.24
Unissued ordinary shares of par value	$ 0.24
Number of new ordinary shares (in Shares) | shares	240
Authorized share capital (in Dollars) | $	$ 36,010,000
Common stock share authorized (in Shares) | shares	36,000,000,000
Preferred stock share authorized (in Shares) | shares	10,000,000
Preferred share par value	$ 0.001
Maximum [Member]
Subsequent Events [Line Items]
Common stock share par value	0.24
Minimum [Member]
Subsequent Events [Line Items]
Common stock share par value	$ 0.001